Prepayments and Other Assets, Current and Non-Current - Schedule of Movement of Expected Credit Losses Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Expected Credit Losses Other Receivables [Abstract]
Opening balance
Provision of expected credit losses	2,076,661
Writing off other receivable	(398,150)
Foreign exchange adjustment	(23,823)
Ending balance	$ 1,654,688